Provisions (Tables)	12 Months Ended
Jun. 30, 2023
Provisions Table [abstract]
Schedule of Provisions
	Years Ended June 30,
	2023	2022

Current
Annual leave (1)	420,380	371,877
Long service leave (1)(2)	308,822	284,390

Total	729,202	656,267

Non-Current
Long service leave (2)	19,503	13,753

(1) Movements in provisions

(2) Amounts not expected to be settled within the next 12 months

Schedule of Movements in Provisions	Movements in each class of provision during the financial year are set out below:
	Years Ended June 30,
	2023	2022	2021
Annual leave
Carrying amount at start of year	371,877	273,876	285,360
Charged/(credited) to profit or loss -additional provisions recognised	272,502	242,532	231,981
Amounts used during the year	(232,747)	(158,968)	(231,061)
Change in foreign exchange	8,748	14,437	(12,404)
Carrying amount at end of year	420,380	371,877	273,876

Long service leave
Carrying amount at start of year	298,143	273,260	368,193
Charged/(credited) to profit or loss -additional provisions recognised	30,182	25,210	31,725
Amounts used during the year	-	(327)	(126,658)
Carrying amount at end of year	328,325	298,143	273,260

TOTAL	748,705	670,020	547,136

Schedule of Amounts not Expected to be Settled within the Next 12 Months	The following amounts reflect leave that is not expected to be taken or paid within the next 12 months.
	Years Ended June 30,
	2023	2022

Long service leave obligation expected to be settled after 12 months	19,503	13,753